ALLEGIANT FUNDS

                               A, B, and C Shares

       Supplement dated March 30, 2006 to the Prospectus dated October 1, 2005, as previously supplemented.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

FUND FEES AND EXPENSES
----------------------

EQUITY FUNDS
------------

         EFFECTIVE MARCH 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR CLASS A OF THE INTERNATIONAL EQUITY FUND, LARGE CAP CORE EQUITY FUND, LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND, MID CAP GROWTH FUND, MID CAP VALUE FUND, MULTI-FACTOR SMALL CAP CORE FUND, MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND, MULTI-FACTOR SMALL CAP GROWTH FUND, MULTI-FACTOR SMALL CAP VALUE FUND, SMALL CAP CORE FUND AND SMALL CAP GROWTH FUND ON PAGES 28-30 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           INTERNATIONAL EQUITY FUND        LARGE CAP CORE EQUITY FUND
                                                    CLASS A                          CLASS A
Investment Advisory Fees                            1.15%(5,6)                       0.75%(9)
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                        0.05%(7)                         0.05%(7)
--------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(8)                    0.25%                            0.25%
--------------------------------------------------------------------------------------------------------
   Other                                            0.28%                            0.14%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                                0.53%                            0.39%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                  1.73%(5)                         1.19%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            LARGE CAP GROWTH FUND             LARGE CAP VALUE FUND
                                                   CLASS A                          CLASS A
Investment Advisory Fees(9)                         0.75%                            0.75%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                        0.05%(7)                         0.05%(7)
--------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(8)                    0.25%                            0.25%
--------------------------------------------------------------------------------------------------------
   Other                                            0.14%                            0.14%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                                0.39%                            0.39%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                  1.19%                            1.19%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                             MID CAP GROWTH FUND               MID CAP VALUE FUND
                                                   CLASS A                          CLASS A
Investment Advisory Fees(5,9)                       1.00%                            1.00%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                        0.03%(7)                         0.05%(7)
--------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(8)                    0.25%                            0.25%
--------------------------------------------------------------------------------------------------------
   Other                                            0.45%                            0.19%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                                0.70%                            0.44%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses(5)                                         1.73%                            1.49%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            MULTI-FACTOR SMALL CAP      MULTI-FACTOR SMALL CAP FOCUSED
                                                  CORE FUND                        VALUE FUND
                                                   CLASS A                          CLASS A
Investment Advisory Fees(5,9)                       1.00%                            1.00%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                        0.02%(7)                         0.02%(7)
--------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(8)                    0.25%                            0.25%
--------------------------------------------------------------------------------------------------------
   Other(10)                                        0.30%                            0.30%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                                0.55%                            0.55%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(5)                               1.57%                            1.57%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            MULTI-FACTOR SMALL CAP          MULTI-FACTOR SMALL CAP
                                                 GROWTH FUND                       VALUE FUND
                                                   CLASS A                          CLASS A
Investment Advisory Fees(9)                         1.00%(5)                         1.00%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                        0.02%(7)                         0.05%(7)
--------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(8)                    0.25%                            0.25%
--------------------------------------------------------------------------------------------------------
   Other                                            0.30%(10)                        0.13%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                                0.55%                            0.38%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                  1.57%(5)                         1.43%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                              SMALL CAP CORE FUND
                                                    CLASS A
Investment Advisory Fees                            1.00%(9)
----------------------------------------------------------------------
Distribution
(12b-1) Fees                                        0.05%(7)
----------------------------------------------------------------------
Other Expenses:
----------------------------------------------------------------------
   Shareholder Servicing Fees(8)                    0.25%
----------------------------------------------------------------------
   Other                                            0.14%
----------------------------------------------------------------------
Total Other Expenses                                0.39%
----------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                  1.44%
----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           SMALL CAP GROWTH FUND
                                                   CLASS A
Investment Advisory Fees(9)                         1.00%(5)
-----------------------------------------------------------------------
Distribution
(12b-1) Fees                                        0.03%(7)
-----------------------------------------------------------------------
Other Expenses:
-----------------------------------------------------------------------
   Shareholder Servicing Fees(8)                    0.25%
-----------------------------------------------------------------------
   Other                                            0.69%
-----------------------------------------------------------------------
Total Other Expenses                                0.94%
-----------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                  1.97%(5)
-----------------------------------------------------------------------


         THE "TOTAL EXPENSES (CLASS A)" PORTION OF THE SECOND TABLE IN FOOTNOTE 5 TO THE "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 31 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE
FOLLOWING:

                                                   TOTAL
                                                  EXPENSES
                  FUND                           (CLASS A)
  International Equity Fund                        1.58%
  Mid Cap Growth Fund                              1.18%
  Mid Cap Value Fund                               1.24%
  Multi-Factor Small Cap Core Fund                 1.42%
  Multi-Factor Small Cap
    Focused Value Fund                             1.42%
  Multi-Factor Small Cap Growth Fund               1.42%
  S&P 500 Index Fund                               0.61%
  Small Cap Growth Fund                            1.52%

         THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE AN ADDITIONAL PORTION OF THE INVESTMENT ADVISORY FEE FOR THE MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND THEREBY REDUCING THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES TO 1.42%. AS A RESULT, THE TABLE ADDED AFTER THE SECOND TABLE IN FOOTNOTE 5 IN THE SUPPLEMENT DATED FEBRUARY 3, 2006 IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                  TOTAL             TOTAL
                    FUND                         EXPENSES          EXPENSES
                                                (CLASS A)         (CLASS C)
  Multi-Factor Small Cap Core Fund                1.20%            1.93%
  Multi-Factor Small Cap Growth Fund              1.20%            1.93%
  Multi-Factor Small Cap Focused
  Value Fund                                      1.42%            2.15%


         FOOTNOTE 7 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 31 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       (7)Represents actual Distribution (12b-1) Fees incurred by the S&P 500 Index Fund's Class A Shares during the last fiscal year. For the other Funds, Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above for each Fund except the S&P 500 Index Fund which expects to reimburse 0.005% during the current fiscal year.

         FOOTNOTE 9 TO THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 31 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(9)The advisory fee is reduced on certain Allegiant Funds at asset levels as follows:

         LARGE CAP CORE EQUITY, LARGE CAP GROWTH AND LARGE CAP VALUE FUNDS

                   ASSETS UNDER MANAGEMENT                     ADVISORY FEE

             $1 Billion to less than $1.5 Billion                     .70%
                     $1.5 Billion and Over                            .65%


         MID CAP GROWTH AND MID CAP VALUE FUNDS

                   ASSETS UNDER MANAGEMENT                     ADVISORY FEE

             $1 Billion to less than $1.5 Billion                     .95%
                     $1.5 Billion and Over                            .90%

         MULTI-FACTOR SMALL CAP CORE, MULTI-FACTOR SMALL CAP FOCUSED VALUE, MULTI-FACTOR SMALL CAP GROWTH, MULTI-FACTOR SMALL CAP VALUE, SMALL CAP CORE AND SMALL CAP GROWTH FUNDS

                   ASSETS UNDER MANAGEMENT                     ADVISORY FEE

             $500 Million to less than $1 Billion                     .95%
                      $1 Billion and Over                             .90%


         THE "CLASS A SHARES" PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 32 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                    1 YEAR           3 YEARS          5 YEARS          10 YEARS
                                                    ------           -------          -------          --------

INTERNATIONAL EQUITY FUND
    Class A Shares                                   $716             $1,065           $1,437            $2,479
LARGE CAP CORE EQUITY FUND
    Class A Shares                                   $665               $907           $1,168            $1,914
LARGE CAP GROWTH FUND
    Class A Shares                                   $665               $907           $1,168            $1,914
LARGE CAP VALUE FUND
    Class A Shares                                   $665               $907           $1,168            $1,914
MID CAP GROWTH FUND
    Class A Shares                                   $716             $1,065           $1,437            $2,479
MID CAP VALUE FUND
    Class A Shares                                   $693               $995           $1,318            $2,232
MULTI-FACTOR SMALL CAP CORE FUND
   Class A Shares                                    $701             $1,018              N/A               N/A
MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND
    Class A Shares                                   $701             $1,018              N/A               N/A
MULTI-FACTOR SMALL CAP GROWTH FUND
    Class A Shares                                   $701             $1,018              N/A               N/A
MULTI-FACTOR SMALL CAP VALUE FUND
    Class A Shares                                   $688               $978           $1,289            $2,169
S&P 500 INDEX FUND
    Class A Shares                                   $326               $487             $662            $1,169
SMALL CAP CORE FUND
   Class A Shares                                    $689               $980           $1,294            $2,179
SMALL CAP GROWTH FUND
    Class A Shares                                   $739             $1,134           $1,554            $2,720

ASSET ALLOCATION FUNDS
----------------------

         THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR CLASS A OF THE AGGRESSIVE ALLOCATION FUND, BALANCED ALLOCATION FUND AND CONSERVATIVE ALLOCATION FUND ON PAGES 45-46 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          AGGRESSIVE ALLOCATION FUND        BALANCED ALLOCATION FUND
                                                    CLASS A                           CLASS A
Investment Advisory Fees(4)                          0.25%                            0.75%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.02%(5)                         0.03%(5)
--------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(6)                     0.25%                            0.25%
--------------------------------------------------------------------------------------------------------
   Other                                             0.25%                            0.24%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                                 0.50%                            0.49%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating                          0.77%                            1.27%
Expenses(4)
--------------------------------------------------------------------------------------------------------
Indirect Underlying Fund Expenses                    0.88% (7)                         N/A
--------------------------------------------------------------------------------------------------------
Total Fund Operating and Indirect
Expenses                                             1.65% (7)                         N/A
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                        CONSERVATIVE ALLOCATION FUND
                                                 CLASS A
Investment Advisory Fees(4)                       0.25%
-----------------------------------------------------------------------
Distribution
(12b-1) Fees                                      0.02%(5)
-----------------------------------------------------------------------
Other Expenses:
-----------------------------------------------------------------------
   Shareholder Servicing Fees(6)                  0.25%
-----------------------------------------------------------------------
   Other                                          0.23%
-----------------------------------------------------------------------
Total Other Expenses                              0.48%
-----------------------------------------------------------------------
Total Annual Fund
Operating Expenses(4)                             0.75%
-----------------------------------------------------------------------
Indirect Underlying Fund Expenses(7)              0.71%
-----------------------------------------------------------------------
Total Fund Operating and Indirect
Expenses(7)                                       1.46%
-----------------------------------------------------------------------

         THE "TOTAL EXPENSES (CLASS A)" PORTION OF THE SECOND TABLE AND THE PARAGRAPH THAT FOLLOWS IN FOOTNOTE 4 TO "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 46 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                     TOTAL
                                                    EXPENSES
               FUND                                (CLASS A)
  Aggressive Allocation Fund                         0.52%
  Conservative Allocation Fund                       0.50%

         FOOTNOTE 5 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 46 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

      (5) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

         THE THIRD TABLE IN FOOTNOTE 7 TO "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 47 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                               CLASS A
      Aggressive Allocation Fund                                1.23%
      Conservative Allocation Fund                              1.21%

         THE "CLASS A SHARES" PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 47 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                              1 YEAR          3 YEARS           5 YEARS           10 YEARS
                                              ------          -------           -------           --------
AGGRESSIVE ALLOCATION FUND*
    Class A Shares                               $635            $971             $1,329            $2,337
BALANCED ALLOCATION FUND
    Class A Shares                               $598            $859             $1,139            $1,936
CONSERVATIVE ALLOCATION FUND*
    Class A Shares                               $617            $915             $1,235            $2,138
---------------------------------------------------------------------------------------------------------------

* The examples for the Allegiant Aggressive Allocation Fund and Allegiant Conservative Allocation Fund are based on total annual operating expenses for the Funds plus estimated indirect expenses of the Underlying Allegiant Funds. Actual expenses will vary depending upon the allocation of a Fund's assets among the various Underlying Allegiant Funds.

FIXED INCOME FUNDS
------------------

         THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR CLASS A OF THE BOND FUND, GOVERNMENT MORTGAGE FUND, INTERMEDIATE BOND FUND, LIMITED MATURITY BOND FUND, TOTAL RETURN ADVANTAGE FUND AND ULTRA SHORT BOND FUND ON PAGES 60-61 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                  BOND FUND                  GOVERNMENT MORTGAGE FUND
                                                   CLASS A                           CLASS A
Investment Advisory Fees(4)                         0.55%                             0.55%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.03%(5)                          0.03%(5)
--------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(6)                    0.25%                             0.25%
--------------------------------------------------------------------------------------------------------
   Other                                            0.14%                             0.20%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                                0.39%                             0.45%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(4)                               0.97%                             1.03%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                             INTERMEDIATE BOND FUND
                                                    CLASS A
Investment Advisory Fees (4)                         0.55%
------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.03%(5)
------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------
   Shareholder Servicing Fees (6)                    0.25%
------------------------------------------------------------------------
   Other                                             0.13%
------------------------------------------------------------------------
Total Other Expenses                                 0.38%
------------------------------------------------------------------------
Total Annual Fund
Operating Expenses (4)                               0.96%
------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          LIMITED MATURITY BOND FUND        TOTAL RETURN ADVANTAGE FUND
                                                     CLASS A                         CLASS A
Investment Advisory Fees(4)                          0.45%                            0.55%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.03%(5)                         0.03%(5)
--------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(6)                     0.25%                            0.25%
--------------------------------------------------------------------------------------------------------
   Other                                             0.14%                            0.16%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                                 0.39%                            0.41%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(4)                                0.87%                            0.99%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                             ULTRA SHORT BOND FUND
                                                    CLASS A
Investment Advisory Fees(4)                          0.40%
------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.02%(5)
------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------
   Shareholder Servicing Fees(6)                     0.25%
------------------------------------------------------------------------
   Other                                             0.14%
------------------------------------------------------------------------
Total Other Expenses                                 0.39%
------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(4)                                0.81%
------------------------------------------------------------------------

         THE "ADVISORY FEES" AND "TOTAL EXPENSES (CLASS A)" PORTION OF THE SECOND TABLE AND THE PARAGRAPH THAT FOLLOWS IN FOOTNOTE 4 TO THE "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 62 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                                  TOTAL
                       FUND                        ADVISORY      EXPENSES
                                                     FEES       (CLASS A)
  Bond Fund                                          0.45%        0.87%
  Government Mortgage Fund                           0.40%        0.88%
  Intermediate Bond Fund                             0.40%        0.81%
  Limited Maturity Bond Fund                         0.35%        0.77%
  Total Return Advantage Fund                        0.40%        0.84%
  Ultra Short Bond Fund                              0.20%        0.61%

         FOOTNOTE 5 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 62 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

      (5) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

         THE "CLASS A SHARES" PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 63 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                ------           -------           -------           --------
BOND FUND
    Class A Shares                                $545              $745               $962             $1,586
GOVERNMENT MORTGAGE FUND
    Class A Shares                                $550              $763               $993             $1,653
INTERMEDIATE BOND FUND
    Class A Shares                                $544              $742               $957             $1,575
LIMITED MATURITY BOND FUND
    Class A Shares                                $287              $473               $674             $1,255
TOTAL RETURN ADVANTAGE FUND
    Class A Shares                                $546              $751               $972             $1,608
ULTRA SHORT BOND FUND
    Class A Shares                                $182              $356               $545             $1,092

TAX FREE BOND FUNDS
-------------------

         THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR CLASS A OF THE INTERMEDIATE TAX EXEMPT BOND FUND, MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND, OHIO INTERMEDIATE TAX EXEMPT BOND FUND AND PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND ON PAGES 72-73 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            INTERMEDIATE TAX EXEMPT       MICHIGAN INTERMEDIATE MUNICIPAL
                                                  BOND FUND                         BOND FUND
                                                    CLASS A                         CLASS A
Investment Advisory Fees(4)                          0.55%                            0.55%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.03%(5)                         0.03%(5)
--------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(6)                     0.25%                            0.25%
--------------------------------------------------------------------------------------------------------
   Other                                             0.15%                            0.16%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                                 0.40%                            0.41%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(4)                                0.98%                            0.99%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           OHIO INTERMEDIATE TAX      PENNSYLVANIA INTERMEDIATE MUNICIPAL
                                              EXEMPT BOND FUND                      BOND FUND
                                                   CLASS A                           CLASS A
Investment Advisory Fees(4)                         0.55%                             0.55%
---------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.03%(5)                          0.02%(5)
---------------------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(6)                    0.25%                             0.25%
---------------------------------------------------------------------------------------------------------
   Other                                            0.16%                             0.18%
---------------------------------------------------------------------------------------------------------
Total Other Expenses                                0.41%                             0.43%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(4)                               0.99%                             1.00%
---------------------------------------------------------------------------------------------------------

         THE "TOTAL EXPENSES (CLASS A)" PORTION OF THE SECOND TABLE IN FOOTNOTE 4 TO THE "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 73 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE
FOLLOWING:

                                                          TOTAL
                                                         EXPENSES
                             FUND                       (CLASS A)
  Intermediate Tax Exempt Bond Fund                       0.83%
  Michigan Intermediate Municipal Bond Fund               0.84%
  Ohio Intermediate Tax Exempt Bond Fund                  0.84%
  Pennsylvania Intermediate Municipal Bond Fund           0.85%

         FOOTNOTE 5 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 73 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

      (5) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

         THE "CLASS A SHARES" PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 74 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                 1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                 ------           -------           -------           --------
INTERMEDIATE TAX EXEMPT BOND FUND
    Class A Shares                                  $397             $603              $825              $1,465
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
    Class A Shares                                  $398             $606              $831              $1,477
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
    Class A Shares                                  $398             $606              $831              $1,477
PENNSYLVANIA INTERMEDIATE MUNICIPAL
BOND FUND
    Class A Shares                                  $399             $609              $836              $1,488

PORTFOLIO MANAGER CHANGE
------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 91 OF THE PROSPECTUS.

The information for Chen Chen under "Structured Equity Investment Management Team" is deleted. The information for Ms. Chen under "Quantitative Analysis Management Team" remains unchanged.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND
                              TREASURY MONEY MARKET

                               A, B, and C Shares

       Supplement dated March 30, 2006 to the Prospectus dated October 1, 2005, as previously supplemented.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.


         EFFECTIVE MARCH 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR CLASS A OF THE GOVERNMENT MONEY MARKET FUND, MONEY MARKET FUND, OHIO MUNICIPAL MONEY MARKET FUND, PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND, TAX EXEMPT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND ON PAGES 14-16 OF THE PROSPECTUS AND IN THE SUPPLEMENT DATED DECEMBER 30, 2005 ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                         GOVERNMENT MONEY MARKET FUND          MONEY MARKET FUND
                                                     CLASS A                         CLASS A
Investment Advisory Fees(3)                          0.30%                            0.30%
-------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                         0.02%(4)                         0.02%(4)
-------------------------------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(5)                     0.25%                            0.25%
-------------------------------------------------------------------------------------------------------
   Other                                             0.14%                            0.12%
-------------------------------------------------------------------------------------------------------
Total Other Expenses                                 0.39%                            0.37%
-------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                                0.71%                            0.69%
-------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                             OHIO MUNICIPAL MONEY         PENNSYLVANIA TAX EXEMPT MONEY
                                                  MARKET FUND                      MARKET FUND
                                                     CLASS A                          CLASS A
Investment Advisory Fees(3)                          0.20%                            0.20%
-------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(4)                                      0.02%                            0.02%
-------------------------------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(5)                     0.25%                            0.25%
-------------------------------------------------------------------------------------------------------
   Other                                             0.13%                            0.14%
-------------------------------------------------------------------------------------------------------
Total Other Expenses                                 0.38%                            0.39%
-------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                                0.60%                            0.61%
-------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                         TAX EXEMPT MONEY MARKET FUND      TREASURY MONEY MARKET FUND
                                                    CLASS A                         CLASS A
Investment Advisory Fees(3)                          0.20%                            0.30%
-------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                         0.02%(4)                         0.02%(4)
-------------------------------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(5)                     0.25%                            0.25%
-------------------------------------------------------------------------------------------------------
   Other                                             0.13%                            0.13%
-------------------------------------------------------------------------------------------------------
Total Other Expenses                                 0.38%                            0.38%
-------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                                0.60%                            0.70%
-------------------------------------------------------------------------------------------------------

         THE "TOTAL EXPENSES (CLASS A)" PORTION OF THE SECOND TABLE IN FOOTNOTE 3 TO "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 16 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                     TOTAL
                                                    EXPENSES
                 FUND                               (CLASS A)
  Government Money Market Fund                       0.66%
  Money Market Fund                                  0.64%
  Ohio Municipal Money Market Fund                   0.55%
  Pennsylvania Tax Exempt Money Market Fund          0.56%
  Tax Exempt Money Market Fund                       0.55%
  Treasury Money Market Fund                         0.65%

         FOOTNOTE 4 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 17 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

      (4) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.025% during the current fiscal year.

         THE "CLASS A SHARES" PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 18 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                                ------            -------           -------          --------
GOVERNMENT MONEY MARKET FUND
    Class A Shares                                $73              $227             $395              $883
MONEY MARKET FUND
    Class A Shares                                $70              $221             $384              $859
OHIO MUNICIPAL MONEY MARKET FUND
    Class A Shares                                $61              $192             $335              $750
PENNSYLVANIA TAX EXEMPT MONEY MARKET
FUND
    Class A Shares                                $62              $195             $340              $762
TAX EXEMPT MONEY MARKET FUND
    Class A Shares                                $61              $192             $335              $750
TREASURY MONEY MARKET FUND
    Class A Shares                                $72              $224             $390              $871

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                    I Shares

    Supplement dated March 30, 2006 to the Prospectus dated October 1, 2005, as previously supplemented.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

FUND FEES AND EXPENSES
----------------------

EQUITY FUNDS
------------

         EFFECTIVE MARCH 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE INTERNATIONAL EQUITY FUND, LARGE CAP CORE EQUITY FUND, LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND, MID CAP GROWTH FUND, MID CAP VALUE FUND, MULTI-FACTOR SMALL CAP CORE FUND, MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND, MULTI-FACTOR SMALL CAP GROWTH FUND, MULTI-FACTOR SMALL CAP VALUE FUND, SMALL CAP CORE FUND AND SMALL CAP GROWTH FUND ON PAGES 28-31 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                             INTERNATIONAL EQUITY FUND      LARGE CAP CORE EQUITY FUND
Investment Advisory Fees                             1.15%(2,3)                       0.75%(6)
-------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(4)                                      0.05%                            0.05%
--------------------------------------------------------------------------------------------------------
Other Expenses                                       0.28%                            0.14%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                   1.48%(2)                         0.94%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                             LARGE CAP GROWTH FUND             LARGE CAP VALUE FUND
Investment Advisory Fees(6)                          0.75%                            0.75%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(4)                                      0.05%                            0.05%
--------------------------------------------------------------------------------------------------------
Other Expenses:                                      0.14%                            0.14%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                   0.94%                            0.94%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                              MID CAP GROWTH FUND              MID CAP VALUE FUND
Investment Advisory Fees(2,6)                        1.00%                            1.00%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(4)                                      0.03%                            0.05%
--------------------------------------------------------------------------------------------------------
Other Expenses                                       0.45%                            0.19%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(2)                                1.48%                            1.24%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                               MULTI-FACTOR SMALL CAP         MULTI-FACTOR SMALL CAP
                                                    CORE FUND                   FOCUSED VALUE FUND
Investment Advisory Fees(2,6)                        1.00%                            1.00%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(4)                                      0.02%                            0.02%
--------------------------------------------------------------------------------------------------------
Other Expenses(5)                                    0.30%                            0.30%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses(2)                                          1.32%                            1.32%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                               MULTI-FACTOR SMALL CAP     MULTI-FACTOR SMALL CAP VALUE
                                                   GROWTH FUND                        FUND
Investment Advisory Fees(6)                          1.00%(2)                         1.00%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(4)                                      0.02%                            0.05%
--------------------------------------------------------------------------------------------------------
Other Expenses                                       0.30%(5)                         0.13%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses                                             1.32%(2)                         1.18%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                               SMALL CAP CORE FUND             SMALL CAP GROWTH FUND
Investment Advisory Fees(6)                          1.00%(7)                         1.00%(2)
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(4)                                      0.05%                            0.03%
--------------------------------------------------------------------------------------------------------
Other Expenses                                       0.14%                            0.69%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                   1.19%                            1.72%(2)
--------------------------------------------------------------------------------------------------------

         THE "TOTAL EXPENSES" PORTION OF THE SECOND TABLE IN FOOTNOTE 2 TO "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 31 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                     TOTAL
                    FUND                            EXPENSES
  International Equity Fund                          1.33%
  Mid Cap Growth Fund                                0.93%
  Mid Cap Value Fund                                 0.99%
  Multi-Factor Small Cap Core Fund                   1.17%
  Multi-Factor Small Cap
  Focused Value Fund                                 1.17%
  Multi-Factor Small Cap Growth Fund                 1.17%
  S&P 500 Index Fund                                 0.36%
  Small Cap Growth Fund                              1.27%


         THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE AN ADDITIONAL PORTION OF THE INVESTMENT ADVISORY FEE FOR THE MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND THEREBY REDUCING THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES TO 1.17%. AS A RESULT, THE TABLE ADDED AFTER THE SECOND TABLE IN FOOTNOTE 2 IN THE SUPPLEMENT DATED FEBRUARY 3, 2006 IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                  TOTAL
                    FUND                         EXPENSES
  Multi-Factor Small Cap Core Fund                0.95%
  Multi-Factor Small Cap Growth Fund              0.95%
  Multi-Factor Small Cap Focused
  Value Fund                                      1.17%


         FOOTNOTE 4 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 31 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       (4)Represents actual Distribution (12b-1) Fees incurred by the S&P 500 Index Fund's Class I Shares during the last fiscal year. For the other Funds, Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above for all Funds except the S&P 500 Index Fund which expects to reimburse 0.005% during the current fiscal year.

         FOOTNOTE 6 TO THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 31 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(6)The advisory fee is reduced on certain Allegiant Funds at asset levels as follows:

         LARGE CAP CORE EQUITY, LARGE CAP GROWTH AND LARGE CAP VALUE FUNDS

                   ASSETS UNDER MANAGEMENT                     ADVISORY FEE

             $1 Billion to less than $1.5 Billion                     .70%
                     $1.5 Billion and Over                            .65%

         MID CAP GROWTH AND MID CAP VALUE FUNDS

                   ASSETS UNDER MANAGEMENT                     ADVISORY FEE

             $1 Billion to less than $1.5 Billion                     .95%
                     $1.5 Billion and Over                            .90%

         MULTI-FACTOR SMALL CAP CORE, MULTI-FACTOR SMALL CAP FOCUSED VALUE, MULTI-FACTOR SMALL CAP GROWTH, MULTI-FACTOR SMALL CAP VALUE, SMALL CAP CORE AND SMALL CAP GROWTH FUNDS

                   ASSETS UNDER MANAGEMENT                     ADVISORY FEE

             $500 Million to less than $1 Billion                     .95%
                      $1 Billion and Over                             .90%

         THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 32 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                   1 YEAR             3 YEARS           5 YEARS          10 YEARS
                                                   ------             -------           -------          --------
INTERNATIONAL EQUITY FUND                            $151              $468               $808            $1,768
LARGE CAP CORE EQUITY FUND                            $96              $300               $520            $1,155
LARGE CAP GROWTH FUND                                 $96              $300               $520            $1,155
LARGE CAP VALUE FUND                                  $96              $300               $520            $1,155
MID CAP GROWTH FUND                                  $151              $468               $808            $1,768
MID CAP VALUE FUND                                   $126              $393               $681            $1,500
MULTI-FACTOR SMALL CAP CORE FUND                     $134              $418                N/A               N/A
MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND            $134              $418                N/A               N/A
MULTI-FACTOR SMALL CAP GROWTH FUND                   $134              $418                N/A               N/A
MULTI-FACTOR SMALL CAP VALUE FUND                    $120              $375               $649            $1,432
S&P 500 INDEX FUND                                    $52              $164               $285              $640
SMALL CAP CORE FUND                                  $121              $378               $654            $1,443
SMALL CAP GROWTH FUND                                $175              $542               $933            $2,030

ASSET ALLOCATION FUNDS
----------------------

         THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE AGGRESSIVE ALLOCATION FUND, BALANCED ALLOCATION FUND AND CONSERVATIVE ALLOCATION FUND ON PAGE 45 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            AGGRESSIVE ALLOCATION FUND       BALANCED ALLOCATION FUND
Investment Advisory Fees(1)                          0.25%                            0.75%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(2)                                      0.02%                            0.03%
--------------------------------------------------------------------------------------------------------
Other Expenses                                       0.25%                            0.24%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                                0.52%                            1.02%
--------------------------------------------------------------------------------------------------------
Indirect Underlying Fund Expenses                    0.88%(3)                          N/A
--------------------------------------------------------------------------------------------------------
Total Fund Operating and Indirect
Expenses                                             1.40%(3)                          N/A
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                       CONSERVATIVE ALLOCATION FUND
Investment Advisory Fees(1)                      0.25%
----------------------------------------------------------------------
Distribution
(12b-1) Fees(2)                                  0.02%
----------------------------------------------------------------------
Other Expenses                                   0.23%
----------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                            0.50%
----------------------------------------------------------------------
Indirect Underlying Fund Expenses(3)             0.71%
----------------------------------------------------------------------
Total Fund Operating and Indirect
Expenses(3)                                      1.21%
----------------------------------------------------------------------

         THE "TOTAL EXPENSES" PORTION OF THE SECOND TABLE AND THE PARAGRAPH THAT FOLLOWS IN FOOTNOTE 1 TO THE "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 46 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                     TOTAL
                       FUND                         EXPENSES
  Aggressive Allocation Fund                         0.27%
  Conservative Allocation Fund                       0.25%

         FOOTNOTE 2 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 46 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

      (2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

         THE THIRD TABLE OF FOOTNOTE 3 TO THE "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 46 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

      Aggressive Allocation Fund                                  1.15%
      Conservative Allocation Fund                                0.96%

         THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 46 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                               1 YEAR          3 YEARS           5 YEARS          10 YEARS
                                               ------          -------           -------          --------
AGGRESSIVE ALLOCATION FUND*                     $143              $443              $766           $1,680
BALANCED ALLOCATION FUND                        $104              $325              $563           $1,248
CONSERVATIVE ALLOCATION FUND*                   $123              $384              $665           $1,466
---------------------------------------------------------------------------------------------------------------

* The examples for the Allegiant Aggressive Allocation Fund and Allegiant Conservative Allocation Fund are based on total annual operating expenses for the Funds plus estimated indirect expenses of the Underlying Allegiant Funds. Actual expenses will vary depending upon the allocation of a Fund's assets among the various Underlying Allegiant Funds.


FIXED INCOME FUNDS
------------------

         THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE BOND FUND, GOVERNMENT MORTGAGE FUND, INTERMEDIATE BOND FUND, LIMITED MATURITY BOND FUND, TOTAL RETURN ADVANTAGE FUND AND ULTRA SHORT BOND FUND ON PAGES 60-61 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                   BOND FUND                GOVERNMENT MORTGAGE FUND
Investment Advisory Fees(1)                          0.55%                            0.55%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(2)                                      0.03%                            0.03%
--------------------------------------------------------------------------------------------------------
Other Expenses                                       0.14%                            0.20%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                                0.72%                            0.78%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            INTERMEDIATE BOND FUND          LIMITED MATURITY BOND FUND
Investment Advisory Fees(1)                          0.55%                            0.45%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(2)                         0.03%                            0.03%
--------------------------------------------------------------------------------------------------------
Other Expenses                                       0.13%                            0.14%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                                0.71%                            0.62%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          TOTAL RETURN ADVANTAGE FUND            ULTRA SHORT BOND FUND
Investment Advisory Fees(1)                          0.55%                            0.40%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(2)                         0.03%                            0.02%
--------------------------------------------------------------------------------------------------------
Other Expenses                                       0.16%                            0.14%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                                0.74%                            0.56%
--------------------------------------------------------------------------------------------------------

         THE "ADVISORY FEES" AND "TOTAL EXPENSES" PORTION OF THE SECOND TABLE AND THE PARAGRAPH THAT FOLLOWS IN FOOTNOTE 1 TO "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 61 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                   ADVISORY       TOTAL
                       FUND                          FEES        EXPENSES
  Bond Fund                                          0.45%        0.62%
  Government Mortgage Fund                           0.40%        0.63%
  Intermediate Bond Fund                             0.40%        0.56%
  Limited Maturity Bond Fund                         0.35%        0.52%
  Total Return Advantage Fund                        0.40%        0.59%
  Ultra Short Bond Fund                              0.20%        0.36%

         FOOTNOTE 2 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 61 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

      (2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

         THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 61 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                ------           -------           -------           --------
BOND FUND                                         $74              $230               $401              $894
GOVERNMENT MORTGAGE FUND                          $80              $249               $433              $966
INTERMEDIATE BOND FUND                            $73              $227               $395              $883
LIMITED MATURITY BOND FUND                        $63              $199               $346              $774
TOTAL RETURN ADVANTAGE FUND                       $76              $237               $411              $918
ULTRA SHORT BOND FUND                             $57              $179               $313              $701


TAX FREE BOND FUNDS
-------------------

         THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE INTERMEDIATE TAX EXEMPT BOND FUND, MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND, OHIO INTERMEDIATE TAX EXEMPT BOND FUND AND PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND ON PAGE 70 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           INTERMEDIATE TAX EXEMPT         MICHIGAN INTERMEDIATE MUNICIPAL
                                                 BOND FUND                            BOND FUND
Investment Advisory Fees(1)                         0.55%                               0.55%
---------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(2)                                     0.03%                               0.03%
---------------------------------------------------------------------------------------------------------------
Other Expenses                                      0.15%                               0.16%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                               0.73%                               0.74%
---------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                             OHIO INTERMEDIATE TAX            PENNSYLVANIA INTERMEDIATE
                                                EXEMPT BOND FUND                 MUNICIPAL BOND FUND
                                                    CLASS A                            CLASS A
Investment Advisory Fees(1)                          0.55%                              0.55%
--------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees(2)                                      0.03%                              0.02%
--------------------------------------------------------------------------------------------------------------
Other Expenses                                       0.16%                              0.18%
--------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                                0.74%                              0.75%
--------------------------------------------------------------------------------------------------------------

         THE "TOTAL EXPENSES" PORTION OF THE SECOND TABLE IN FOOTNOTE 1 TO THE "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 71 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                          TOTAL
                              FUND                       EXPENSES
  Intermediate Tax Exempt Bond Fund                       0.58%
  Michigan Intermediate Municipal Bond Fund               0.59%
  Ohio Intermediate Tax Exempt Bond Fund                  0.59%
  Pennsylvania Intermediate Municipal Bond Fund           0.60%

         FOOTNOTE 2 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 71 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

      (2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

         THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 71 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                 1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                 ------           -------           -------           --------
INTERMEDIATE TAX EXEMPT BOND FUND                  $75              $233               $406              $906
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND          $76              $237               $411              $918
OHIO INTERMEDIATE TAX EXEMPT BOND FUND             $76              $237               $411              $918
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND
FUND                                               $77              $240               $417              $930


PORTFOLIO MANAGER CHANGE
------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 88 OF THE PROSPECTUS.

The information for Chen Chen under "Structured Equity Investment Management Team" is deleted. The information for Ms. Chen under "Quantitative Analysis Management Team" remains unchanged.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

                                    I Shares

    Supplement dated March 30, 2006 to the Prospectus dated October 1, 2005, as previously supplemented.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.


         EFFECTIVE MARCH 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR CLASS I OF THE GOVERNMENT MONEY MARKET FUND, MONEY MARKET FUND, OHIO MUNICIPAL MONEY MARKET FUND, PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND, TAX EXEMPT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND ON PAGE 14 OF THE PROSPECTUS AND IN THE SUPPLEMENT DATED DECEMBER 30, 2005 ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                        GOVERNMENT MONEY MARKET FUND             MONEY MARKET FUND
Investment Advisory Fees(1)                         0.30%                             0.30%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(2)                        0.02%                             0.02%
--------------------------------------------------------------------------------------------------------
Other Expenses                                      0.14%                             0.12%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                               0.46%                             0.44%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                              OHIO MUNICIPAL MONEY         PENNSYLVANIA TAX EXEMPT MONEY
                                                   MARKET FUND                      MARKET FUND
Investment Advisory Fees(1)                         0.20%                             0.20%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(2)                        0.02%                             0.02%
--------------------------------------------------------------------------------------------------------
Other Expenses                                      0.13%                             0.14%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                               0.35%                             0.36%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                       TAX EXEMPT MONEY MARKET FUND         TREASURY MONEY MARKET FUND
Investment Advisory Fees(1)                        0.20%                              0.30%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(2)                       0.02%                              0.02%
--------------------------------------------------------------------------------------------------------
Other Expenses                                     0.13%                              0.13%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(1)                              0.35%                              0.45%
--------------------------------------------------------------------------------------------------------

         THE "TOTAL EXPENSES" PORTION OF THE SECOND TABLE IN FOOTNOTE 1 TO "ANNUAL FUND OPERATING EXPENSES" UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                     TOTAL
                      FUND                         EXPENSES
  Government Money Market Fund                       0.41%
  Money Market Fund                                  0.39%
  Ohio Municipal Money Market Fund                   0.30%
  Pennsylvania Tax Exempt Money Market Fund          0.31%
  Tax Exempt Money Market Fund                       0.30%
  Treasury Money Market Fund                         0.40%

         FOOTNOTE 2 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

      (2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than 0.025% during the current fiscal year.

         THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                                ------          -------          -------          --------
GOVERNMENT MONEY MARKET FUND                      $47            $148              $258             $579
MONEY MARKET FUND                                 $45            $141              $246             $555
OHIO MUNICIPAL MONEY MARKET FUND                  $36            $113              $197             $443
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND         $37            $116              $202             $456
TAX EXEMPT MONEY MARKET FUND                      $36            $113              $197             $443
TREASURY MONEY MARKET FUND                        $46            $144              $252             $567





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                      ALLEGIANT LARGE CAP CORE EQUITY FUND
                         ALLEGIANT LARGE CAP GROWTH FUND
                         ALLEGIANT LARGE CAP VALUE FUND
                          ALLEGIANT MID CAP GROWTH FUND
                          ALLEGIANT MID CAP VALUE FUND

                                    R Shares

    Supplement dated March 30, 2006 to the Prospectus dated October 1, 2005, as previously supplemented.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

FUND FEES AND EXPENSES
----------------------

         EFFECTIVE MARCH 1, 2006, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE LARGE CAP CORE EQUITY FUND, LARGE CAP GROWTH FUND AND LARGE CAP VALUE FUND ON PAGE 28 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                         LARGE CAP CORE EQUITY FUND

Investment Advisory Fees                         0.75%(4)
----------------------------------------------------------------------
Distribution (12b-1) Fees                         0.60%
----------------------------------------------------------------------
Other Expenses                                    0.14%
----------------------------------------------------------------------
Total Annual Fund Operating Expenses              1.49%
----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                              LARGE CAP GROWTH FUND             LARGE CAP VALUE FUND
Investment Advisory Fees(4)                          0.75%                            0.75%
--------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                         0.60%                            0.60%
--------------------------------------------------------------------------------------------------------
Other Expenses                                       0.14%                            0.14%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                   1.49%                            1.49%
--------------------------------------------------------------------------------------------------------

         THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE MID CAP GROWTH FUND AND MID CAP VALUE FUND ON PAGE 29 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                               MID CAP GROWTH FUND                MID CAP VALUE FUND
Investment Advisory Fees(4)                          1.00%                            1.00%(2)
--------------------------------------------------------------------------------------------------------
Distribution                                         0.60%                            0.60%
(12b-1) Fees
--------------------------------------------------------------------------------------------------------
Other Expenses                                       0.45%                            0.19%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                   2.05%                            1.79%(2)
--------------------------------------------------------------------------------------------------------

         EFFECTIVE __________, 2006, FOOTNOTE 4 TO THE TABLES UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 31 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(4)The advisory fee is reduced on certain Allegiant Funds at asset levels as follows:

         LARGE CAP CORE EQUITY, LARGE CAP GROWTH AND LARGE CAP VALUE FUNDS

                   ASSETS UNDER MANAGEMENT                     ADVISORY FEE

             $1 Billion to less than $1.5 Billion                     .70%
                     $1.5 Billion and Over                            .65%

         MID CAP GROWTH AND MID CAP VALUE FUNDS

                   ASSETS UNDER MANAGEMENT                     ADVISORY FEE

             $1 Billion to less than $1.5 Billion                     .95%
                     $1.5 Billion and Over                            .90%

         MULTI-FACTOR SMALL CAP CORE, MULTI-FACTOR SMALL CAP FOCUSED VALUE, MULTI-FACTOR SMALL CAP GROWTH, MULTI-FACTOR SMALL CAP VALUE, SMALL CAP CORE AND SMALL CAP GROWTH

                   ASSETS UNDER MANAGEMENT                     ADVISORY FEE

             $500 Million to less than $1 Billion                     .95%
                      $1 Billion and Over                             .90%

PORTFOLIO MANAGER CHANGE

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 82 OF THE PROSPECTUS.

The information for Chen Chen under "Structured Equity Investment Management Team" is deleted. The information for Ms. Chen under "Quantitative Analysis Management Team" remains unchanged.











          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE